COLUMBIA FUNDS SERIES TRUST

Supplement dated June 4, 2008 to the following

Prospectuses and Statements of Additional Information

Columbia Convertible Securities Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Value Fund II

Columbia Small Cap Index Fund

Supplement to the Prospectuses and

Statement of Additional Information

dated July 1, 2007

Columbia Asset Allocation Fund II

Columbia High Income Fund

Columbia Short Term Bond Fund

Columbia Total Return Bond Fund

Supplement to the Prospectuses and

Statement of Additional Information

dated August 1, 2007

Columbia Overseas Value Fund

Supplement to the Prospectuses and

Statement of Additional Information

dated March 31, 2008

(each a “Fund” and together the “Funds”)

The second paragraph under the section entitled “Management of the Fund – Primary Service Providers – The Advisor” in the above prospectuses is hereby revised and replaced in its entirety with the following language:

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

Additionally, the following is added to the first paragraph of the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services – Services Provided” in the above Funds’ Statements of Additional Information:

In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. Columbia Management Pte. Ltd. is not registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended. Columbia Management Pte. Ltd. has entered into a Memorandum of Understanding (“MOU”) with the Advisor pursuant to which Columbia Management Pte. Ltd. is considered a “participating affiliate” of the Advisor as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisors to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered investment advisor. Investment professionals from Columbia Management Pte. Ltd. may render portfolio management or research services to clients of the Advisor, including the Fund, under the MOU, and are subject to supervision by the Advisor.

COLUMBIA FUNDS SERIES TRUST

Corporate Bond Portfolio Supplement to the Prospectuses and Statement of Additional Information dated July 1, 2007

Columbia LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Growth Portfolio

Columbia LifeGoal Income and Growth Portfolio

Columbia LifeGoal Income Portfolio

Columbia Masters Global Equity Portfolio

Columbia Masters Heritage Portfolio

Columbia Masters International Equity Portfolio

Mortgage- and Asset-Backed Portfolio

Supplement to the Prospectuses and

Statement of Additional Information

dated August 1, 2007

(each a “Portfolio” and together the “Portfolios”)

The second paragraph under the section entitled “Management of the Portfolios – Primary Service Providers – The Advisor” in the above prospectuses is hereby revised and replaced in its entirety with the following language:

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolios, determining what securities and other investments the Portfolios should buy or sell and executing the Portfolios’ portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolios, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Portfolios’ investments.

Additionally, the following is added to the first paragraph of the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services – Services Provided” in the above Portfolios’ Statements of Additional Information:

In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. Columbia Management Pte. Ltd. is not registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended. Columbia Management Pte. Ltd. has entered into a Memorandum of Understanding (“MOU”) with the Advisor pursuant to which Columbia Management Pte. Ltd. is considered a “participating affiliate” of the Advisor as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisors to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered investment advisor. Investment professionals from Columbia Management Pte. Ltd. may render portfolio management or research services to clients of the Advisor, including the Portfolios, under the MOU, and are subject to supervision by the Advisor.

INT-47/154225-0608